CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 59.1%
Communication Services - 4.8%
Advertising - 0.1%
Trade Desk, Inc. - Class A (a)	4,677	$111,406

Cable & Satellite - 0.1%
Charter Communications, Inc. - Class A (a)	353	82,824

Integrated Telecommunication Services - 0.7%
AT&T, Inc.	14,329	401,355
Comcast Corp. - Class A	12,043	372,851
Verizon Communications, Inc.	8,884	445,444
		1,219,650
Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	11	2,206
ROBLOX Corp. - Class A (a)	795	54,585
Take-Two Interactive Software, Inc. (a)	1,489	314,894
		371,685
Interactive Media & Services - 3.0%
Alphabet, Inc. - Class A	5,837	1,819,743
Alphabet, Inc. - Class C	5,358	1,668,642
Meta Platforms, Inc. - Class A	2,533	1,641,840
Reddit, Inc. - Class A (a)	1,850	269,748
		5,399,973
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (a)	33	5,351
Netflix, Inc. (a)	4,281	412,003
Spotify Technology SA (a)	333	171,475
Walt Disney Co.	3,195	338,798
Warner Bros Discovery, Inc. (a)	453	12,761
		940,388
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	1,884	408,998
Total Communication Services		8,534,924

Consumer Discretionary - 5.4%
Apparel Retail - 0.3%
Ross Stores, Inc.	494	101,586
TJX Cos., Inc.	2,420	391,217
		492,803
Apparel, Accessories & Luxury Goods - 0.1%
Ralph Lauren Corp.	611	221,549
Tapestry, Inc.	134	20,833
		242,382

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Automobile Manufacturers - 0.5%
Ford Motor Co.	25,317	$356,717
General Motors Co.	549	43,212
Rivian Automotive, Inc. - Class A (a)	692	10,608
Tesla, Inc. (a)	1,189	478,584
		889,121
Automotive Retail - 0.3%
AutoZone, Inc. (a)	32	120,179
Carvana Co. (a)	852	284,704
O'Reilly Automotive, Inc. (a)	784	73,602
		478,485
Broadline Retail - 1.1%
Amazon.com, Inc. (a)	7,400	1,554,000
Coupang, Inc. (a)	17,907	341,666
eBay, Inc.	476	43,249
		1,938,915
Casinos & Gaming - 0.5%
Accel Entertainment, Inc. (a)	84,566	960,670

Consumer Electronics - 0.0% (b)
Garmin Ltd.	59	14,917

Distributors - 0.0% (b)
Genuine Parts Co.	12	1,431

Footwear - 0.2%
NIKE, Inc. - Class B	5,682	353,307

Home Improvement Retail - 0.4%
Home Depot, Inc.	955	363,588
Lowe's Cos., Inc.	1,325	350,555
		714,143
Homebuilding - 0.0% (b)
DR Horton, Inc.	88	14,114
NVR, Inc. (a)	4	30,071
PulteGroup, Inc.	360	49,392
TopBuild Corp. (a)	50	22,415
		115,992
Homefurnishing Retail - 0.0% (b)
Wayfair, Inc. - Class A (a)	472	36,028

Hotels, Resorts & Cruise Lines - 0.7%
Airbnb, Inc. - Class A (a)	2,702	365,067
Booking Holdings, Inc.	70	296,755

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Carnival Corp.	1,048	$33,065
Expedia Group, Inc.	544	117,335
Hilton Worldwide Holdings, Inc.	195	60,797
Marriott International, Inc. - Class A	1,115	381,029
Royal Caribbean Cruises Ltd.	46	14,304
		1,268,352
Other Specialty Retail - 0.1%
Chewy, Inc. - Class A (a)	698	19,139
Tractor Supply Co.	2,080	107,827
		126,966
Restaurants - 1.2%
Chipotle Mexican Grill, Inc. (a)	250	9,305
DoorDash, Inc. - Class A (a)	455	80,294
McDonald's Corp.	1,268	432,464
Starbucks Corp.	12,101	1,186,140
Yum! Brands, Inc.	2,265	380,882
		2,089,085
Total Consumer Discretionary		9,722,597

Consumer Staples - 2.6%
Agricultural Products & Services - 0.0% (b)
Archer-Daniels-Midland Co.	394	27,202

Consumer Staples Merchandise Retail - 1.0%
Costco Wholesale Corp.	1,038	1,049,200
Dollar Tree, Inc. (a)	731	92,457
Target Corp.	345	39,257
Walmart, Inc.	5,485	701,806
		1,882,720
Food Distributors - 0.0% (b)
Sysco Corp.	104	9,481
US Foods Holding Corp. (a)	32	3,091
		12,572
Food Retail - 0.1%
Kroger Co.	1,432	97,720

Household Products - 0.3%
Church & Dwight Co., Inc.	82	8,599
Colgate-Palmolive Co.	1,196	118,571
Procter & Gamble Co.	2,369	396,097
		523,267
Packaged Foods & Meats - 0.1%
General Mills, Inc.	1,530	69,202
Hershey Co.	218	51,509

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Mondelez International, Inc. - Class A	1,260	$77,591
		198,302
Personal Care Products - 0.0% (b)
Estee Lauder Cos., Inc. - Class A	131	14,340

Soft Drinks & Non-alcoholic Beverages - 0.7%
Coca-Cola Co.	4,814	392,630
Monster Beverage Corp. (a)	4,414	376,514
PepsiCo, Inc.	2,376	403,302
		1,172,446
Tobacco - 0.4%
Altria Group, Inc.	5,810	401,122
Philip Morris International, Inc.	1,991	371,979
		773,101
Total Consumer Staples		4,701,670

Energy - 1.8%
Integrated Oil & Gas - 0.5%
Chevron Corp.	2,136	398,919
Exxon Mobil Corp.	2,542	387,655
Occidental Petroleum Corp.	854	45,330
		831,904
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	1,003	65,456
Halliburton Co.	346	12,456
SLB Ltd.	179	9,190
TechnipFMC PLC	36	2,387
		89,489
Oil & Gas Exploration & Production - 0.3%
ConocoPhillips	3,397	385,424
Coterra Energy, Inc.	289	8,840
Devon Energy Corp.	766	33,344
Diamondback Energy, Inc.	195	33,946
EOG Resources, Inc.	174	21,590
EQT Corp.	624	38,326
		521,470
Oil & Gas Refining & Marketing - 0.2%
HF Sinclair Corp.	4,480	224,045
Marathon Petroleum Corp.	353	69,968
Phillips 66	375	57,874
Valero Energy Corp.	355	72,647
		424,534
Oil & Gas Storage & Transportation - 0.7%
Cheniere Energy, Inc.	1,674	394,612

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Golar LNG Ltd.	6,412	$285,078
Kinder Morgan, Inc.	11,723	390,024
ONEOK, Inc.	52	4,304
Targa Resources Corp.	30	7,074
Williams Cos., Inc.	2,724	203,537
		1,284,629
Total Energy		3,152,026

Financials - 10.8%
Asset Management & Custody Banks - 1.2%
Ameriprise Financial, Inc.	81	38,080
Ares Management Corp. - Class A	2,359	264,232
Bank of New York Mellon Corp.	569	67,768
Blackrock, Inc.	250	265,807
Blackstone, Inc.	10,005	1,134,267
Brookfield Corp.	4,209	184,522
KKR & Co., Inc.	3,079	269,967
State Street Corp.	79	10,161
		2,234,804
Commercial & Residential Mortgage Finance - 0.2%
Rocket Cos., Inc. - Class A	17,297	314,632

Consumer Finance - 0.5%
American Express Co.	1,515	467,984
Capital One Financial Corp.	1,616	316,154
SoFi Technologies, Inc. (a)	2,970	52,747
Synchrony Financial	133	9,192
		846,077
Diversified Banks - 2.0%
Bank of America Corp.	8,717	434,368
Citigroup, Inc.	3,101	341,699
Fifth Third Bancorp	215	10,636
JPMorgan Chase & Co.	5,930	1,780,779
KeyCorp	225	4,667
NU Holdings Ltd. - Class A (a)	374	5,603
PNC Financial Services Group, Inc.	1,595	338,698
US Bancorp	6,309	344,850
Wells Fargo & Co.	3,949	321,646
		3,582,946
Diversified Financial Services - 0.2%
Apollo Global Management, Inc.	2,637	275,830
Equitable Holdings, Inc.	1,386	55,745
		331,575

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Financial Exchanges & Data - 0.8%
CME Group, Inc.	1,220	$389,790
Coinbase Global, Inc. - Class A (a)	1,792	315,123
Intercontinental Exchange, Inc.	2,033	333,676
Moody's Corp.	131	62,564
MSCI, Inc.	113	64,617
Nasdaq, Inc.	75	6,569
S&P Global, Inc.	678	299,595
		1,471,934
Insurance Brokers - 0.8%
Aon PLC - Class A	3,318	1,113,089
Arthur J Gallagher & Co.	64	14,605
Brown & Brown, Inc.	234	16,806
Marsh & McLennan Cos., Inc.	1,912	357,047
		1,501,547
Investment Banking & Brokerage - 1.2%
Charles Schwab Corp.	3,424	325,965
Evercore, Inc. - Class A	567	175,112
Goldman Sachs Group, Inc.	694	596,542
Interactive Brokers Group, Inc. - Class A	4,701	334,664
LPL Financial Holdings, Inc.	145	43,555
Morgan Stanley	1,964	327,026
Raymond James Financial, Inc.	15	2,296
Robinhood Markets, Inc. - Class A (a)	3,485	264,337
		2,069,497
Life & Health Insurance - 0.2%
Aflac, Inc.	3,214	362,957
MetLife, Inc.	264	19,026
Principal Financial Group, Inc.	61	5,821
Prudential Financial, Inc.	155	15,249
		403,053
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc. - Class B (a)	5,542	2,798,433

Property & Casualty Insurance - 0.8%
Allstate Corp.	262	56,204
American International Group, Inc.	1,134	91,276
Arch Capital Group Ltd. (a)	2,772	277,616
Chubb Ltd.	1,163	396,420
Cincinnati Financial Corp.	107	17,546
Hartford Insurance Group, Inc.	59	8,309
Loews Corp.	129	14,192
Markel Group, Inc. (a)	5	10,362
Progressive Corp.	1,712	365,786

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Travelers Cos., Inc.	334	$103,086
		1,340,797
Regional Banks - 0.0% (b)
Citizens Financial Group, Inc.	327	19,682
Huntington Bancshares, Inc.	1,122	18,850
M&T Bank Corp.	66	14,321
Regions Financial Corp.	397	11,048
Truist Financial Corp.	249	12,278
		76,179
Reinsurance - 0.0% (b)
Reinsurance Group of America, Inc.	56	12,081

Transaction & Payment Processing Services - 1.3%
Affirm Holdings, Inc. (a)	1,870	87,852
Block, Inc. (a)	3,457	220,211
Corpay, Inc. (a)	31	10,078
Fidelity National Information Services, Inc.	150	7,644
Fiserv, Inc. (a)	1,620	100,910
Mastercard, Inc. - Class A	2,144	1,108,898
PayPal Holdings, Inc.	265	12,246
Toast, Inc. - Class A (a)	784	21,411
Visa, Inc. - Class A	2,422	775,379
		2,344,629
Total Financials		19,328,184

Health Care - 7.1%
Biotechnology - 1.7%
AbbVie, Inc.	4,276	992,374
Alnylam Pharmaceuticals, Inc. (a)	1,023	340,577
Amgen, Inc.	1,031	400,193
Gilead Sciences, Inc.	2,553	380,270
Incyte Corp. (a)	638	64,610
Natera, Inc. (a)	1,100	228,844
Regeneron Pharmaceuticals, Inc.	27	21,105
Rhythm Pharmaceuticals, Inc. (a)	1,877	174,054
Vertex Pharmaceuticals, Inc. (a)	748	371,629
		2,973,656
Health Care Distributors - 0.3%
Cardinal Health, Inc.	62	14,212
Cencora, Inc.	247	91,919
McKesson Corp.	429	423,582
		529,713
Health Care Equipment - 1.5%
Abbott Laboratories	3,344	389,074

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Becton Dickinson & Co.	1,768	$312,017
Boston Scientific Corp. (a)	3,840	295,104
Dexcom, Inc. (a)	316	23,204
Edwards Lifesciences Corp. (a)	3,284	283,968
GE HealthCare Technologies, Inc.	737	62,107
IDEXX Laboratories, Inc. (a)	288	189,138
Intuitive Surgical, Inc. (a)	677	340,876
Medtronic PLC	3,526	344,349
ResMed, Inc.	27	6,919
Stryker Corp.	1,003	388,622
		2,635,378
Health Care Facilities - 0.0% (b)
HCA Healthcare, Inc.	111	58,797
Tenet Healthcare Corp. (a)	9	2,154
		60,951
Health Care Services - 0.4%
Cigna Group	693	200,845
CVS Health Corp.	4,777	381,683
Labcorp Holdings, Inc.	301	87,025
Quest Diagnostics, Inc.	66	13,986
		683,539
Health Care Technology - 0.0% (b)
Veeva Systems, Inc. - Class A (a)	47	8,554

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	47	5,705
Danaher Corp.	1,794	377,888
IQVIA Holdings, Inc. (a)	1,497	267,679
Mettler-Toledo International, Inc. (a)	105	143,502
Tempus AI, Inc. - Class A (a)	2,826	150,484
Thermo Fisher Scientific, Inc.	2,793	1,455,460
Waters Corp. (a)	241	76,856
		2,477,574
Managed Health Care - 0.2%
Centene Corp. (a)	10	449
Elevance Health, Inc.	255	81,600
Humana, Inc.	2	381
UnitedHealth Group, Inc.	1,214	356,030
		438,460
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co.	6,437	401,476
Eli Lilly & Co.	838	881,568
Johnson & Johnson	2,240	556,483
Merck & Co., Inc.	4,663	577,373
Pfizer, Inc.	13,598	375,985

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Zoetis, Inc.	796	$104,355
		2,897,240
Total Health Care		12,705,065

Industrials - 7.8%
Aerospace & Defense - 2.1%
Axon Enterprise, Inc. (a)	125	67,800
Boeing Co. (a)	1,500	341,295
BWX Technologies, Inc.	55	11,329
General Dynamics Corp.	1,013	361,692
General Electric Co.	2,269	776,588
HEICO Corp. - Class A	70	16,808
Howmet Aerospace, Inc.	1,686	442,625
Huntington Ingalls Industries, Inc.	14	6,223
L3Harris Technologies, Inc.	759	276,686
Lockheed Martin Corp.	565	371,815
Northrop Grumman Corp.	515	373,056
Rocket Lab Corp. (a)	4,162	287,594
RTX Corp.	1,784	361,474
Textron, Inc.	351	34,626
TransDigm Group, Inc.	20	26,056
		3,755,667
Agricultural & Farm Machinery - 0.2%
Deere & Co.	680	428,203

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	157	29,084
FedEx Corp.	623	241,101
United Parcel Service, Inc. - Class B	3,350	388,466
		658,651
Building Products - 0.3%
Builders FirstSource, Inc. (a)	574	59,863
Carrier Global Corp.	84	5,410
Johnson Controls International PLC	154	22,222
Trane Technologies PLC	832	384,650
		472,145
Cargo Ground Transportation - 0.0% (b)
Old Dominion Freight Line, Inc.	30	6,091

Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	348	497,421
EMCOR Group, Inc.	39	28,260
MasTec, Inc. (a)	433	129,043

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Quanta Services, Inc.	66	$37,163
		691,887
Construction Machinery & Heavy Transportation Equipment - 0.3%
Caterpillar, Inc.	532	395,186
Cummins, Inc.	103	60,139
PACCAR, Inc.	116	14,626
Westinghouse Air Brake Technologies Corp.	77	20,324
		490,275
Data Processing & Outsourced Services - 0.0% (b)
Broadridge Financial Solutions, Inc.	80	14,870

Diversified Support Services - 0.3%
Cintas Corp.	494	99,358
Copart, Inc. (a)	8,861	337,516
		436,874
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	27	6,459
Eaton Corp. PLC	2,245	843,940
Emerson Electric Co.	1,038	156,479
Rockwell Automation, Inc.	5	2,037
Vertiv Holdings Co. - Class A	1,215	309,691
		1,318,606
Environmental & Facilities Services - 0.5%
Republic Services, Inc.	2,047	468,763
Veralto Corp.	120	11,691
Waste Management, Inc.	1,570	378,119
		858,573
Heavy Electrical Equipment - 0.4%
GE Vernova, Inc.	868	758,285

Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	1,429	306,320
Paychex, Inc.	622	58,250
TriNet Group, Inc.	5,470	208,298
		572,868
Industrial Conglomerates - 0.3%
3M Co.	310	51,249
Honeywell International, Inc.	1,667	406,065
		457,314
Industrial Machinery & Supplies & Components - 0.3%
Dover Corp.	30	6,765
Graco, Inc.	1,420	133,366
Illinois Tool Works, Inc.	66	19,182
Ingersoll Rand, Inc.	33	3,107

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Otis Worldwide Corp.	27	$2,499
Parker-Hannifin Corp.	371	374,406
Xylem, Inc.	26	3,368
		542,693
Passenger Airlines - 0.0% (b)
Delta Air Lines, Inc.	217	14,257
Southwest Airlines Co.	44	2,167
United Airlines Holdings, Inc. (a)	479	50,918
		67,342
Passenger Ground Transportation - 0.3%
Lyft, Inc. - Class A (a)	13,484	186,619
Uber Technologies, Inc. (a)	5,139	387,583
		574,202
Rail Transportation - 0.5%
CSX Corp.	1,840	78,550
Norfolk Southern Corp.	1,232	387,760
Union Pacific Corp.	1,533	406,214
		872,524
Research & Consulting Services - 0.0% (b)
Verisk Analytics, Inc.	21	4,359

Trading Companies & Distributors - 0.5%
Fastenal Co.	1,156	53,222
Ferguson Enterprises, Inc.	1,406	366,628
United Rentals, Inc.	461	387,240
WESCO International, Inc.	4	1,158
WW Grainger, Inc.	83	95,013
		903,261
Total Industrials		13,884,690

Information Technology - 15.6%
Application Software - 1.9%
Adobe, Inc. (a)	1,229	322,502
Appfolio, Inc. - Class A (a)	1,049	186,470
AppLovin Corp. - Class A (a)	1,788	777,369
Autodesk, Inc. (a)	40	9,835
Cadence Design Systems, Inc. (a)	49	14,769
Datadog, Inc. - Class A (a)	965	108,041
Fair Isaac Corp. (a)	14	19,731
Intuit, Inc.	714	292,047
Palantir Technologies, Inc. - Class A (a)	3,807	522,282
Roper Technologies, Inc.	89	31,126
Salesforce, Inc.	1,674	326,078
Strategy, Inc. - Class A (a)	2,454	317,793

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Synopsys, Inc. (a)	735	$304,290
Tyler Technologies, Inc. (a)	366	129,817
Workday, Inc. - Class A (a)	100	13,376
		3,375,526
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	2,395	319,733
Ciena Corp. (a)	200	69,740
Cisco Systems, Inc.	7,757	616,371
F5, Inc. (a)	250	67,840
Lumentum Holdings, Inc. (a)	118	82,708
Motorola Solutions, Inc.	663	319,738
Ubiquiti, Inc.	65	49,854
		1,525,984
Electronic Components - 0.6%
Amphenol Corp. - Class A	4,418	645,293
Coherent Corp. (a)	255	66,027
Corning, Inc.	2,184	328,430
		1,039,750
Electronic Equipment & Instruments - 0.0% (b)
Keysight Technologies, Inc. (a)	54	16,596

Electronic Manufacturing Services - 0.0% (b)
Jabil, Inc.	123	32,594

Internet Services & Infrastructure - 0.8%
Akamai Technologies, Inc. (a)	150	14,759
Cloudflare, Inc. - Class A (a)	1,967	338,698
MongoDB, Inc. (a)	290	95,256
Okta, Inc. (a)	200	14,500
Shopify, Inc. - Class A (a)	4,288	517,690
Snowflake, Inc. - Class A (a)	1,776	299,096
Twilio, Inc. - Class A (a)	848	102,574
VeriSign, Inc.	156	35,559
		1,418,132
IT Consulting & Other Services - 0.3%
Accenture PLC - Class A	1,354	282,607
Cognizant Technology Solutions Corp. - Class A	379	24,419
International Business Machines Corp.	1,137	273,119
		580,145
Semiconductor Materials & Equipment - 0.7%
Applied Materials, Inc.	1,055	392,777
KLA Corp.	217	330,827
Lam Research Corp.	1,464	342,415
MKS, Inc.	374	91,428

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Teradyne, Inc.	139	$44,484
		1,201,931
Semiconductors - 4.4%
Advanced Micro Devices, Inc. (a)	1,433	286,901
Analog Devices, Inc.	1,127	400,975
Broadcom, Inc.	5,409	1,728,446
First Solar, Inc. (a)	215	42,398
Intel Corp. (a)	8,671	395,484
Marvell Technology, Inc.	695	56,775
Microchip Technology, Inc.	816	60,906
Micron Technology, Inc.	825	340,205
Monolithic Power Systems, Inc.	308	351,964
NVIDIA Corp.	18,776	3,326,920
QUALCOMM, Inc.	2,336	332,553
Texas Instruments, Inc.	2,357	499,943
		7,823,470
Systems Software - 2.6%
Crowdstrike Holdings, Inc. - Class A (a)	808	300,560
Fortinet, Inc. (a)	1,095	86,538
Microsoft Corp.	8,350	3,279,379
Oracle Corp.	2,627	381,965
Palo Alto Networks, Inc. (a)	2,050	305,286
ServiceNow, Inc. (a)	3,085	333,211
Zscaler, Inc. (a)	203	29,839
		4,716,778
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	13,912	3,675,272
Dell Technologies, Inc. - Class C	3,003	444,684
HP, Inc.	30	570
Pure Storage, Inc. - Class A (a)	1,288	82,715
Sandisk Corp. (a)	662	420,608
Seagate Technology Holdings PLC	1,628	663,964
Super Micro Computer, Inc. (a)	401	12,989
Western Digital Corp.	3,106	868,748
		6,169,550
Total Information Technology		27,900,456

Materials - 1.8%
Construction Materials - 0.2%
CRH PLC	2,888	346,502
Martin Marietta Materials, Inc.	19	12,855
Vulcan Materials Co.	14	4,340
		363,697
Copper - 0.2%
Freeport-McMoRan, Inc.	5,444	370,627

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Diversified Metals & Mining - 0.1%
Lithium Argentina AG (a)	23,164	$187,397

Fertilizers & Agricultural Chemicals - 0.2%
Corteva, Inc.	4,832	387,140

Gold - 0.5%
Anglogold Ashanti PLC	3,393	433,524
Newmont Corp.	2,825	367,250
		800,774
Industrial Gases - 0.2%
Air Products and Chemicals, Inc.	18	4,962
Linde PLC	787	399,859
		404,821
Metal, Glass & Plastic Containers - 0.1%
Ball Corp.	2,323	155,943

Paper & Plastic Packaging Products & Materials - 0.0% (b)
Packaging Corp. of America	11	2,553

Specialty Chemicals - 0.3%
Albemarle Corp.	923	164,912
Ecolab, Inc.	1,268	390,988
International Flavors & Fragrances, Inc.	5	411
RPM International, Inc.	155	17,689
Sherwin-Williams Co.	61	22,118
		596,118
Steel - 0.0% (b)
Nucor Corp.	235	41,567
Total Materials		3,310,637

Real Estate - 0.0% (b)
Real Estate Services - 0.0% (b)
CBRE Group, Inc. - Class A (a)	102	15,061

Utilities - 1.4%
Electric Utilities - 1.2%
Alliant Energy Corp.	73	5,281
American Electric Power Co., Inc.	389	52,056
Constellation Energy Corp.	1,240	409,051
Duke Energy Corp.	2,934	383,914
Entergy Corp.	148	15,852
Evergy, Inc.	242	20,246
Eversource Energy	94	7,164

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Exelon Corp.	1,145	$56,643
NextEra Energy, Inc.	4,015	376,486
NRG Energy, Inc.	1,783	319,086
PPL Corp.	59	2,300
Southern Co.	3,988	388,351
Xcel Energy, Inc.	299	24,925
		2,061,355
Independent Power Producers & Energy Traders - 0.0% (b)
Talen Energy Corp. (a)	32	11,871
Vistra Corp.	182	31,648
		43,519
Multi-Utilities - 0.2%
Ameren Corp.	617	69,894
CenterPoint Energy, Inc.	231	10,048
CMS Energy Corp.	97	7,573
Consolidated Edison, Inc.	67	7,539
Dominion Energy, Inc.	434	27,403
DTE Energy Co.	108	16,010
NiSource, Inc.	1,826	86,370
Public Service Enterprise Group, Inc.	92	7,918
Sempra	70	6,739
WEC Energy Group, Inc.	670	78,363
		317,857
Total Utilities		2,422,731
TOTAL COMMON STOCKS (Cost $51,373,647)		105,678,041

EXCHANGE TRADED FUNDS - 40.6%
Cambria Tax Aware ETF (c)	23,858	687,499
Dimensional US Marketwide Value ETF	10,995	555,357
Fidelity Blue Chip Growth ETF	27,581	1,461,793
Fidelity Value Factor ETF	48,571	3,555,397
First Trust RBA American Industrial Renaissance ETF	7,611	899,544
First Trust Value Line Dividend Index Fund	35,697	1,787,706
FT Energy Income Partners Enhanced Income Etf	15,778	350,114
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality Etf	6,574	532,100
Invesco Large Cap Growth ETF	8,457	1,146,177
Invesco QQQ Trust Series 1	2,839	1,724,096
Invesco RAFI US 1000 ETF	25,584	1,271,781
Invesco S&P 500 Equal Weight ETF	16,551	3,392,458
Invesco S&P 500 Low Volatility ETF	163,003	12,616,432
Invesco S&P Global Water Index ETF	42,110	2,886,640
iShares Core Dividend Growth ETF	22,337	1,650,258
iShares Core S&P 500 ETF	2,556	1,762,055
iShares Core S&P Mid-Cap ETF	8,214	587,219
iShares Core S&P Small-Cap ETF	5,832	756,410

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
iShares Core S&P U.S. Value ETF	12,585	$1,353,894
iShares MSCI USA Min Vol Factor ETF	5,757	563,092
iShares MSCI USA Momentum Factor ETF	2,243	567,389
iShares Russell 1000 Growth ETF	1,584	713,101
iShares Russell 1000 Value ETF	15,480	3,491,050
iShares Russell 2000 ETF	6,338	1,656,817
JPMorgan US Quality Factor ETF	14,336	924,385
ProShares S&P 500 Dividend Aristocrats ETF	18,320	2,099,289
Schwab U.S. Large-Cap Growth ETF	37,216	1,144,020
Schwab US Large-Cap ETF	10,768	291,382
State Street SPDR S&P 400 Mid Cap Value ETF	37,728	3,404,575
State Street SPDR S&P 500 ETF Trust	10,454	7,171,339
Vanguard Dividend Appreciation ETF	1,336	304,207
Vanguard Growth ETF	2,626	1,210,245
Vanguard Information Technology ETF	1,198	870,587
Vanguard Large-Cap ETF	457	144,033
Vanguard Mid-Cap Value ETF	1,412	274,394
Vanguard S&P 500 ETF	5,621	3,547,076
Vanguard Total Stock Market ETF	8,808	2,983,886
Vanguard Value ETF	11,326	2,347,427
TOTAL EXCHANGE TRADED FUNDS (Cost $41,723,810)		72,685,224

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Real Estate - 0.2%
Data Center REITs - 0.2%
Digital Realty Trust, Inc.	1,713	303,544
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $110,810)		303,544

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.60% (d)	217,837	217,837
TOTAL MONEY MARKET FUNDS (Cost $217,837)		217,837

TOTAL INVESTMENTS - 100.0% (Cost $93,426,104)		$178,884,646
Other Assets in Excess of Liabilities - 0.0% (b)		45,441
TOTAL NET ASSETS - 100.0%		$178,930,087

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CAMBRIA ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)
Cambria US EW ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$105,678,041	$—	$—	$105,678,041
Exchange Traded Funds	72,685,224	—	—	72,685,224
Real Estate Investment Trusts	303,544	—	—	303,544
Money Market Funds	217,837	—	—	217,837
Total Investments	$178,884,646	$—	$—	$178,884,646
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

TRANSACTIONS WITH AFFILIATES
The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended February 28, 2026:

Cambria Tax Aware ETF
Value as of December 17, 2025(a)	$723,452
Additions	117,386
Reductions	(169,413)
Realized gain (loss)	51,807
Net change in unrealized appreciation (depreciation)	(35,733)
Value as of February 28, 2026	$687,499

Dividend (Interest) income	–
Capital gain distributions from underlying funds	–

Shares as of February 28, 2026	23,858

(a)	Inception date of Fund.